BALANCE SHEET COMPONENTS - Prepaid Expenses And Other Current Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VAT receivables, current portion		$ 7,105	$ 10,218
Tax receivables		22	1,580
Prepaid Forward (Note 11)		181	0
Other receivables from SunPower (Note 3)		0	3,448
Other receivables		1,167	14,278
Deferred issuance cost		0	1,528
Restricted cash		2,018	5,242
Prepaid expenses		7,688	18,055
Derivative financial instruments (Note 12)		697	313
Other prepaid expenses and other current assets		1,485	684
Prepaid expenses and other current assets	[1]	$ 20,363	$ 55,346

[1]	In fiscal year 2023, we had related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. Due to the step-up investment by TZE SG in August 2024, SunPower and TotalEnergies S.E. and its affiliates are no longer a related party to the Company and the related party balance as of December 31, 2024 relates to that with TCL Zhonghuan Renewal Energy Co. Ltd and its affiliates. These related-party balances are recorded within the “Accounts receivable, net,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).